Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In fiscal year 2025, we did not grant any stock options, stock appreciation rights or similar awards under the Criteo Amended 2016 Stock Option Plan and we have not granted stock options to our named executive officers since December 2019. There are no current plans to grant stock options, stock appreciation rights or other similar appreciation-based awards as incentive compensation. The timing of our equity grants to the named executive officers is set without regard to anticipated earnings or other major announcements by the Company.
Award Timing MNPI Considered	false